Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Net Income (Loss) Per Share

3. Net Income (Loss) Per Share

The following table details the computation of the Company’s basic and diluted net income (loss) per share:

	Three Months Ended March 31,
	2017	2016
Net income (loss)	$(29,844)	$4,137
Weighted average common shares - Basic	400,308,521	380,266,636
Weighted average common shares - Diluted	400,308,521	392,397,825
Net income (loss) per share:
Basic	$(0.07)	$0.01
Diluted	$(0.07)	$0.01

3. Net Loss Per Share

The following table details the computation of the Company’s basic and diluted net loss per share:

Year Ended December 31,	2016	2015	2014
Net loss	$(145,969)	$(4,995)	$(32,894)
Weighted average common shares – Basic	387,762,072	374,872,118	75,573,742
Weighted average common shares – Diluted	387,762,072	374,872,118	75,573,742
Net loss per share:
Basic	$(0.38)	$(0.01)	$(0.44)
Diluted	$(0.38)	$(0.01)	$(0.44)